Long-Term Investments (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2015	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments (Details) [Line Items]
Investment acquire percentage	20.00%	20.00%										22.50%	22.50%
Cash consideration description							In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD), of which RMB 7,000,000 ($1,030,989 and $979,336 in USD, respectively) has not been collected as of September 30, 2020 and 2019 and recorded as other receivable.
Dividend income received	$ 440,647	¥ 3,087,000
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount												$ 13,203,257	¥ 90,000,000
Investment acquire percentage												22.50%	22.50%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount										$ 1,307,982	¥ 8,333,400
Investment acquire percentage										8.3334%	8.3334%
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount								$ 7,172,207	¥ 44,982,000
Investment acquire percentage								2.10%	2.10%
Dividend income received			$ 481,070	¥ 3,307,500	$ 505,982	¥ 3,307,500